Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016